Condensed Consolidating Financial Information - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Apr. 25, 2016	Oct. 31, 2017	Sep. 30, 2017	Dec. 31, 2017
MGM Growth Properties LLC [Member]
Condensed Financial Statements Captions [Line Items]
Partnership interest	73.30%	73.40%	72.30%	73.40%